UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    BUFORD, DICKSON, HARPER & SPARROW, INC
Address: 211 N. BROADWAY, SUITE 2080
         St. Louis,MO 63102



13F File Number: 28-11028_

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    William Young
Title:   Compliance Officer
Phone:   314-725-5445
Signature, Place, and Date of Signing:

/s/William Young--St. Louis, MO  July 5, 2011


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      57
Form 13F Information Table Value Total:        $87,002


List of Other Included Managers:

No.   13F File Number        Name

                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

ADVANCED AUTO PARTS INC        COM              00751Y106     1379    23570 SH       DEFINED                     0        0    23570
ADVANCED ENERGY INDUSTRIES     COM              007973100     1427    96510 SH       DEFINED                     0        0    96510
AGILENT TECHNOLOGIES INC       COM              00846U101     1269    24825 SH       DEFINED                     0        0    24825
ARCH COAL INC                  COM              039380100     1444    54170 SH       DEFINED                     0        0    54170
BED BATH & BEYOND INC          COM              075896100     1820    31180 SH       DEFINED                     0        0    31180
BIO-REFERENCE LABS, INC.       COM              09057G602     1383    66190 SH       DEFINED                     0        0    66190
BRASIL FOODS SA                COM              10552T107     1407    81210 SH       DEFINED                     0        0    81210
CARLISLE COMPANIES INC         COM              142339100     2018    41000 SH       DEFINED                     0        0    41000
CATALYST HEALTH SOLUTIONS INC  COM              14888B103     1341    24030 SH       DEFINED                     0        0    24030
CELGENE CORPORATION            COM              151020104     1233    20440 SH       DEFINED                     0        0    20440
CHEMED CORPORATION NEW         COM              16359R103     1704    26000 SH       DEFINED                     0        0    26000
COACH INC                      COM              189754104     1175    18380 SH       DEFINED                     0        0    18380
COPART INC                     COM              217204106     2004    43000 SH       DEFINED                     0        0    43000
DG FASTCHANNEL INC             COM              23326R109     1543    48140 SH       DEFINED                     0        0    48140
DOLLAR TREE INC                COM              256746108     1359    20405 SH       DEFINED                     0        0    20405
DR PEPPER SNAPPLE GRP INC      COM              26138E109      943    22500 SH       DEFINED                     0        0    22500
ENDO PHARMACEUTICALS HLDGS INC COM              29264F205     1192    29680 SH       DEFINED                     0        0    29680
FEDEX CORP                     COM              31428X106     1223    12890 SH       DEFINED                     0        0    12890
GILDAN ACTIVEWEAR INC.         COM              375916103     1552    44140 SH       DEFINED                     0        0    44140
GRACO INC                      COM              384109104     1575    31095 SH       DEFINED                     0        0    31095
GRAINGER W W INC               COM              384802104      799     5200 SH       DEFINED                     0        0     5200
INTEGRA LIFESCIENCES CORP(NEW) COM              457985208     1817    38000 SH       DEFINED                     0        0    38000
J2 GLOBAL COMMUNICATIONS INC   COM              46626E205     1778    63000 SH       DEFINED                     0        0    63000
JABIL CIRCUIT INC              COM              466313103     1681    83220 SH       DEFINED                     0        0    83220
KOHLS CORP                     COM              500255104     1385    27685 SH       DEFINED                     0        0    27685
KROGER COMPANY                 COM              501044101     1143    46070 SH       DEFINED                     0        0    46070
LKQ CORP                       COM              501889208     1727    66210 SH       DEFINED                     0        0    66210
LANDSTAR SYSTEMS INC           COM              515098101     1766    38000 SH       DEFINED                     0        0    38000
LINCARE HLDGS INC              COM              532791100     1785    61000 SH       DEFINED                     0        0    61000
MASIMO CORPORATION             COM              574795100     1810    61000 SH       DEFINED                     0        0    61000
MCDONALDS CORP                 COM              580135101     2471    29305 SH       DEFINED                     0        0    29305
MEDCO HEALTH SOLUTIONS INC     COM              58405U102     1186    20975 SH       DEFINED                     0        0    20975
MEDNAX INC                     COM              58502B106     1805    25000 SH       DEFINED                     0        0    25000
METHANEX CORP                  COM              59151K108     1449    46160 SH       DEFINED                     0        0    46160
METROPCS COMMUNICATIONS INC    COM              591708102     1373    79760 SH       DEFINED                     0        0    79760
MOLEX INC                      COM              608554101     1836    71240 SH       DEFINED                     0        0    71240
MOLINA HEALTHCARE INC          COM              60855R100     2075    76500 SH       DEFINED                     0        0    76500
NEUSTAR INC                    COM              64126X201     1782    68000 SH       DEFINED                     0        0    68000
OSI SYSTEMS                    COM              671044105     1935    45000 SH       DEFINED                     0        0    45000
OLD DOMINION FREIGHT LINES INC COM              679580100     1646    44135 SH       DEFINED                     0        0    44135
PEP BOYS MANNY MOE & JACK      COM              713278109      966    88395 SH       DEFINED                     0        0    88395
PEPSICO INC                    COM              713448108     1481    21035 SH       DEFINED                     0        0    21035
PRAXAIR INC                    COM              74005P104     1717    15840 SH       DEFINED                     0        0    15840
QUALCOMM INC                   COM              747525103      649    11435 SH       DEFINED                     0        0    11435
RUE21 INC                      COM              781295100     1597    49145 SH       DEFINED                     0        0    49145
SONIC AUTOMOTIVE INC           COM              83545G102     1436    98000 SH       DEFINED                     0        0    98000
STRYKER CORP                   COM              863667101     1514    25790 SH       DEFINED                     0        0    25790
SUNCOR ENERGY INC NEW          COM              867224107     1345    34400 SH       DEFINED                     0        0    34400
SYSCO CORP                     COM              871829107     1549    49690 SH       DEFINED                     0        0    49690
TECH DATA CORPORATION          COM              878237106     1423    29115 SH       DEFINED                     0        0    29115
TELECOMUNICACOES DE SAO PAULO  COM              87929A102     2052    69083 SH       DEFINED                     0        0    69083
TUPPERWARE BRANDS CORP         COM              899896104     1590    23570 SH       DEFINED                     0        0    23570
UNUM GROUP                     COM              91529Y106     1855    72800 SH       DEFINED                     0        0    72800
VALSPAR CORP                   COM              920355104      780    21640 SH       DEFINED                     0        0    21640
VARIAN MEDICAL SYSTEMS INC     COM              92220P105     1719    24555 SH       DEFINED                     0        0    24555
WALGREEN CO                    COM              931422109     1384    32600 SH       DEFINED                     0        0    32600
WATSCO INC CLASS A             COM              942622200     1705    25075 SH       DEFINED                     0        0    25075